DERIVATIVES ACTIVITIES - Cash Flow Hedges (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pretax change in accumulated other comprehensive income (loss)
Cash flow hedges expected to be reclassified within 12 months	$ (400,000,000)
Maximum length of time hedged in cash flow hedge	10 years
Cash Flow Hedging
Pretax change in accumulated other comprehensive income (loss)
Effective portion of cash flow hedges included in AOCI	134,000,000	797,000,000	(179,000,000)
Effective portion of cash flow hedges reclassified from AOCI to earnings	(409,000,000)	(876,000,000)	(1,017,000,000)
Interest rate contracts | Cash Flow Hedging
Pretax change in accumulated other comprehensive income (loss)
Effective portion of cash flow hedges included in AOCI	299,000,000	749,000,000	(322,000,000)
Effective portion of cash flow hedges reclassified from AOCI to earnings	(260,000,000)	(700,000,000)	(837,000,000)
Foreign exchange contracts | Cash Flow Hedging
Pretax change in accumulated other comprehensive income (loss)
Effective portion of cash flow hedges included in AOCI	(167,000,000)	34,000,000	143,000,000
Effective portion of cash flow hedges reclassified from AOCI to earnings	(149,000,000)	(176,000,000)	(180,000,000)
Credit derivatives | Cash Flow Hedging
Pretax change in accumulated other comprehensive income (loss)
Effective portion of cash flow hedges included in AOCI	$ 2,000,000	$ 14,000,000	$ 0